                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


       /s/ Kristopher N. Kristynik              Dallas, TX       August 16, 2010
------------------------------------------   -----------------   ---------------
               (Signature)                     (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      27
Form 13F Information Table Value Total: 114,669(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                 TITLE OF                VALUE  SHRS OR                 INVESTMENT  OTHER   -------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    1,333  34,500 SH     N/A      SOLE           0     34,500    0     0
ACTIVISION BLIZZARD INC      COM             00507V109    2,790 266,000 SH     N/A      SOLE           0    266,000    0     0
APOLLO GROUP INC             CL A            037604105   13,569 319,500 SH     PUT      SOLE           0    319,500    0     0
BALLY TECHNOLOGIES INC       COM             05874B107    2,607  80,500 SH     N/A      SOLE           0     80,500    0     0
CASH AMER INTL INC           COM             14754D100    1,439  42,000 SH     N/A      SOLE           0     42,000    0     0
CROWN HOLDINGS INC           COM             228368106    3,456 138,000 SH     N/A      SOLE           0    138,000    0     0
DOLLAR TREE INC              COM             256746108    2,860  68,700 SH     N/A      SOLE           0     68,700    0     0
EBAY INC                     COM             278642103    1,824  93,000 SH     N/A      SOLE           0     93,000    0     0
GEO GROUP INC                COM             36159R103    4,872 234,777 SH     N/A      SOLE           0    234,777    0     0
GRAND CANYON ED INC          COM             38526M106      696  29,700 SH     N/A      SOLE           0     29,700    0     0
GYMBOREE CORP                COM             403777105    1,136  26,600 SH     N/A      SOLE           0     26,600    0     0
IHS INC                      CL A            451734107    1,431  24,500 SH     N/A      SOLE           0     24,500    0     0
INTERACTIVE BROKERS GROUP IN COM             45841N107    2,830 170,500 SH     N/A      SOLE           0    170,500    0     0
ISHARES TR INDEX             DJ US REAL EST  464287739    3,563  75,468 SH     N/A      SOLE           0     75,468    0     0
ITT CORP NEW                 COM             450911102    3,279  73,000 SH     N/A      SOLE           0     73,000    0     0
ITT EDUCATIONAL SERVICES INC COM             45068B109   10,793 130,000 SH     PUT      SOLE           0    130,000    0     0
MATTEL INC                   COM             577081102    3,280 155,000 SH     N/A      SOLE           0    155,000    0     0
MICROSOFT CORP               COM             594918104    1,519  66,000 SH     N/A      SOLE           0     66,000    0     0
PACTIV CORP                  COM             695257105      863  31,000 SH     N/A      SOLE           0     31,000    0     0
PEPSICO INC                  COM             713448108    2,347  38,500 SH     N/A      SOLE           0     38,500    0     0
SAIC INC                     COM             78390X101    2,334 139,398 SH     N/A      SOLE           0    139,398    0     0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P  78462F103   30,285 293,406 SH     N/A      SOLE           0    293,406    0     0
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698    3,741 162,000 SH     N/A      SOLE           0    162,000    0     0
TYCO INTERNATIONAL LTD       SHS             H89128104    4,809 136,500 SH     N/A      SOLE           0    136,500    0     0
VALERO ENERGY CORP NEW       COM             91913Y100    1,295  72,000 SH     N/A      SOLE           0     72,000    0     0
WHITING PETE CORP NEW        COM             966387102    3,490  44,500 SH     N/A      SOLE           0     44,500    0     0
YAHOO INC                    COM             984332106    2,228 161,000 SH     N/A      SOLE           0    161,000    0     0